INVESTMENTS IN AFFILIATES (Details 3)				12 Months Ended
	Jul. 25, 2014 CNY (¥)	Jul. 25, 2014 USD ($)	Jun. 16, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Apr. 10, 2012 USD ($)
Investment Holdings [Line Items]
Carrying value of equity method investments				$ 0	$ 168,610
Gain from disposal of equity interest in affiliate				1,451,979
Yisheng
Investment Holdings [Line Items]
Equity interest of equity method investment					20.00%			20.00%
Carrying value of equity method investments				0	$ 0
Bale
Investment Holdings [Line Items]
Equity interest of equity method investment								20.00%
Original cost basis								$ 0
Carrying value of equity method investments						$ 0	$ 0
Percentage of equity interest disposed			10.00%
Sale price of equity interest in affiliates | ¥			¥ 9,000,000
Gain from disposal of equity interest in affiliate	¥ 9,000,000	$ 1,451,979
Equity interest of cost method investment					7.00%
Carry value of cost method investment				$ 0	$ 0